Note 26 - Subsequent Events (Details Textual)				12 Months Ended
	Jan. 26, 2026	Jan. 09, 2026 $ / shares	Jan. 09, 2025	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Mar. 23, 2026 CAD ($)	Mar. 17, 2026
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				140,000	245,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 0.65	$ 0.56
Dolly Varden [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices				$ 67,582,000	$ 49,012,000
Investments in associates reported in separate financial statements				$ 25,875
Ownership interest, percentage				5.80%
Long-term incentive plan [member]
Statement Line Items [Line Items]
Vesting requirements for share-based payment arrangement, percentage			33.33%
Long-term incentive plan [member] | Deferred share units DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			590,000	590,000	0
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		110,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares		$ 0.84
Major ordinary share transactions [member] | Deferred share units DSUs [member] | Mr. Baker [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	100,000
Major ordinary share transactions [member] | Long-term incentive plan [member]
Statement Line Items [Line Items]
Vesting requirements for share-based payment arrangement, percentage		33.33%
Major ordinary share transactions [member] | Long-term incentive plan [member] | Deferred share units DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		430,000
Major ordinary share transactions [member] | Long-term incentive plan [member] | Restricted stock unit RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		885,000
Major ordinary share transactions [member] | Stock options [member]
Statement Line Items [Line Items]
Vesting period of share-based payment arrangement (Month)		18 months
Major business combination [member] | Contango [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices						$ 43,300,000
Major business combination [member] | Dolly Varden and Contango ORE Inc [member]
Statement Line Items [Line Items]
Exchange ratio of business combination							0.1652